GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of intangible assets

a) Intangible Assets
	Water rights[1]	Technology[2]	Exploration potential[3]	Total
Opening balance January 1, 2024	$61	$6	$82	$149
Amortization and impairment losses	—	(1)	—	(1)
Closing balance December 31, 2024	$61	$5	$82	$148
Amortization and impairment losses	—	—	—	—
Closing balance December 31, 2025	$61	$5	$82	$148
Cost	$61	$17	$252	$330
Accumulated amortization and impairment losses	—	(12)	(170)	(182)
Net carrying amount December 31, 2025	$61	$5	$82	$148
[1]Relates to water rights in South America, and will be amortized through cost of sales when we begin using these in the future.
[2]The amount is amortized through cost of sales using the UOP method over LOM ounces of the Pueblo Viejo mine, with no assumed residual value.
[3]Exploration potential consists of the estimated fair value attributable to exploration licenses acquired as a result of a business combination or asset acquisition. The carrying value of the licenses will be transferred to PP&E when the development of attributable mineral resources commences.

Schedule of goodwill	Goodwill

	Closing balance December 31, 2024	Disposals	Closing balance December 31, 2025
Carlin	$1,294	$—	$1,294
Cortez	899	—	899
Turquoise Ridge	722	—	722
Phoenix	119	—	119
Hemlo	63	(63)	—
Total	$3,097	($63)	$3,034
On a total basis, the gross amount and accumulated impairment losses are as follows:

Cost	$10,476
Accumulated impairment losses December 31, 2025	(7,442)
Net carrying amount December 31, 2025	$3,034